UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     January 18, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $145,103 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      274    18089 SH       SOLE                        0        0    18089
ISHARES INC                    MSCI PAC J IDX   464286665      725    17533 SH       SOLE                        0        0    17533
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      863    27127 SH       SOLE                        0        0    27127
ISHARES TR INDEX               S&P MIDCP VALU   464287705      677    10268 SH       SOLE                        0        0    10268
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1278    12299 SH       SOLE                        0        0    12299
ISHARES TR INDEX               S&P NA NAT RES   464287374      622    18116 SH       SOLE                        0        0    18116
ISHARES TR INDEX               MSCI EAFE IDX    464287465    12690   229557 SH       SOLE                        0        0   229557
ISHARES TR INDEX               BARCLY USAGG B   464287226     2560    24808 SH       SOLE                        0        0    24808
ISHARES TR INDEX               S&P SMLCP VALU   464287879     8100   138754 SH       SOLE                        0        0   138754
ISHARES TR INDEX               S&P 500 VALUE    464287408    15991   301660 SH       SOLE                        0        0   301660
ISHARES TR INDEX               S&P SMLCAP 600   464287804      713    13035 SH       SOLE                        0        0    13035
ISHARES TR INDEX               S&P MIDCAP 400   464287507    19126   264128 SH       SOLE                        0        0   264128
ISHARES TR INDEX               S&P EURO PLUS    464287861      657    16853 SH       SOLE                        0        0    16853
ISHARES TR INDEX               S&P 500 INDEX    464287200    15157   135564 SH       SOLE                        0        0   135564
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1833    22218 SH       SOLE                        0        0    22218
ISHARES TR INDEX               RUSL 2000 VALU   464287630      718    12363 SH       SOLE                        0        0    12363
ISHARES TR INDEX               RUSSELL1000VAL   464287598     1068    18605 SH       SOLE                        0        0    18605
ISHARES TR INDEX               RUSSELL 1000     464287622     1570    25615 SH       SOLE                        0        0    25615
ISHARES TR INDEX               DJ SEL DIV INX   464287168      865    19693 SH       SOLE                        0        0    19693
JPMORGAN CHASE & CO            COM              46625H100      941    22576 SH       SOLE                        0        0    22576
LINCOLN NATL CORP IND          COM              534187109     2757   110808 SH       SOLE                        0        0   110808
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      358    10251 SH       SOLE                        0        0    10251
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      595    24882 SH       SOLE                        0        0    24882
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     1133    22146 SH       SOLE                        0        0    22146
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      425    10956 SH       SOLE                        0        0    10956
SPDR TR                        UNIT SER 1       78462F103     2268    20348 SH       SOLE                        0        0    20348
ST DJ WS REIT ETF              COM              86330E604     9663   196354 SH       SOLE                        0        0   196354
US BANCORP DEL                 COM NEW          902973304      742    32979 SH       SOLE                        0        0    32979
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     1082    13688 SH       SOLE                        0        0    13688
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     4309    54823 SH       SOLE                        0        0    54823
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1864    23440 SH       SOLE                        0        0    23440
VANGUARD INDEX FDS             VALUE ETF        922908744     2782    58262 SH       SOLE                        0        0    58262
VANGUARD INDEX FDS             STK MRK ETF      922908769      992    17596 SH       SOLE                        0        0    17596
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3015    55347 SH       SOLE                        0        0    55347
VANGUARD INDEX FDS             REIT ETF         922908553     3780    84482 SH       SOLE                        0        0    84482
VANGUARD INDEX FDS             MID CAP ETF      922908629     4978    83037 SH       SOLE                        0        0    83037
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2108    41599 SH       SOLE                        0        0    41599
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      636    14777 SH       SOLE                        0        0    14777
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      611    11915 SH       SOLE                        0        0    11915
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      776    16016 SH       SOLE                        0        0    16016
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1254    30589 SH       SOLE                        0        0    30589
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6016   137949 SH       SOLE                        0        0   137949
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1507    44057 SH       SOLE                        0        0    44057
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2496    64825 SH       SOLE                        0        0    64825
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2239    63796 SH       SOLE                        0        0    63796
WILLIAMS COS INC DEL           COM              969457100      289    13698 SH       SOLE                        0        0    13698